3. SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Office equipment	$ 11,614	$ 11,614
Accumulated depreciation	(11,614)	(10,253)
Net book value		$ 1,361